ORGANIZATION AND PRINCIPAL ACTIVITIES- Inter-company revenues between VIEs and other subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable interest entity
Revenue	¥ 2,493,386	$ 351,186	¥ 3,232,731	¥ 5,303,835
VIEs to Equity Subsidiaries
Variable interest entity
Revenue	99,400		195,800	131,300
VIEs to Primary Beneficiary of VIEs and their Subsidiaries
Variable interest entity
Revenue	¥ 15,500		¥ 24,800	¥ 100